Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of the interest rate swap contract

(Dollars in thousands)	Notional Amount	Effective Date	Pay Rate	Receive Rate (*)	Maturity Date	Unrealized Loss
Cash Flow Hedge	$20,000	2/10/2011	4.18%	0.31%	2/10/2018	$3,400
Cash Flow Hedge	15,000	2/10/2011	3.91%	0.31%	2/10/2018	2,343

	$35,000					$5,743

* Variable receive rate based upon contract rates in effect at December 31, 2012

Schedule of fair value of stock option granted

	2012	2011	2010
Assumptions
Volatility	39.70%	39.52%	38.98%
Interest Rates	1.24%	1.58%	2.16%
Dividend Yields	3.17%	3.03%	2.68%
Weighted Average Life ( in years)	7.0	7.0	7.2

Summary of net income per share

(Amounts in thousands, except per share data)
	2012	2011	2010
Net income	$14,903	$14,910	$14,231
Weighted-average common shares outstanding	14,346	14,438	14,386

Basic earnings per share	$1.04	$1.03	$0.99

Weighted-average common shares outstanding	14,346	14,439	14,385
Common stock equivalents due to effect of stock options	123	116	99

Total weighted-average common shares and equivalents	14,469	14,555	14,484

Diluted earnings per share	$1.03	$1.02	$0.98